MINERAL PROPERTY INTERESTS	12 Months Ended
Jul. 31, 2023
MINERAL PROPERTY INTERESTS

4. MINERAL PROPERTY INTERESTS

	Maestro Property (formerly Lone Pine)	Jake Property	Angel’s Camp Royalty	Total
Balance, July 31, 2020	$-	$-	$1	$1
Acquisition – cash payments	105,000	-	-	105,000
Acquisition – share issuance	210,000	-	-	210,000
Acquisition – royalty payments	25,000	-	-	25,000
Disposal	-	-	(1)	-
Balance, July 31, 2021	$340,000	$-	$-	$340,000
Acquisition – cash payments	-	100,000	-	100,000
Acquisition – royalty payments	25,000	-	-	25,000
Balance, July 31, 2022	$365,000	$100,000	$-	$465,000
Additions – option payments	-	225,000	-	225,000
Acquisition – royalty payments	25,000	-	-	25,000
Balance, July 31, 2023	$390,000	$325,000	$-	$715,000

(a) Maestro (formerly Lone Pine) Property, British Columbia

Under a mineral claims purchase agreement (the “Agreement”) dated June 8, 2021 between the Company and Impala Capital Corp. (the “Vendor”), an arm’s length party, the Company acquired a 100% interest in nine mineral claims located near Houston, British Columbia (the “Maestro Property”).

Under the terms of the Agreement, the Company made $105,000 in cash payments and issued 1,000,000 common shares to the Vendor (valued at $210,000), which were subject to a 4-month resale restricted period.

The Maestro Property is subject to a pre-existing 2.5% net smelter returns (NSR) held by an arm’s length third party, of which 1.5% can be purchased for $1.5 million by the Company. This NSR is subject to an annual advance payment of $25,000 (paid).

(b) Jake Property, British Columbia

On November 5, 2021, the Company entered into a mineral claims purchase agreement (the “Agreement”) with United Mineral Services Ltd. (“UMS”), a non-arm’s length party, to purchase a 100% interest in four mineral claims acquired through staking by UMS and to obtain an option to purchase a 100% interest in five adjacent claims (the “Underlying Claims”) owned by Electrum Resource Corporation (“Electrum”), an arm’s length third party (the “Jake Property”). The Jake Property is located approximately 162 km north of Smithers, British Columbia. The Underlying Claims are subject to a 2% NSR royalty, which is capped at $3 million.

To acquire the Jake Property, the Company is required to:

i.	Make cash payments to UMS as follows:
a.	$50,000 on the date of receipt of TSX Venture Exchange approval (the “Approval Date”) (paid)
b.	$50,000 on the date that is six months following the Approval Date (paid)
c.	$50,000 on the date that is twelve months following the Approval Date (paid)
d.	$50,000 on the date that is eighteen months following the Approval Date (paid)

ii.	Make cash payments to Electrum as follows:
a.	$50,000 on or before July 14, 2022 (paid)
b.	$75,000 on or before July 14, 2023 (paid)

iii.	Incur expenditures on the Underlying Claims as follows:
a.	$60,000 on or before July 14, 2022 (completed)
b.	Additional $100,000 on or before July 14, 2023 (completed)

As at July 31, 2023, the Company had earned a 100% interest in the Jake Property.

(c) Angel’s Camp Property

The Company retained a 1% NSR royalty (the “Royalty”) on the Angel’s Camp Property located in Lake County, Oregon, which was recorded at a nominal amount of $1. On February 1, 2021, the Company entered into an agreement for the sale of 100% of the Royalty for US$150,000 to an arm’s-length party. Upon the completion of the transaction, the Company received the cash payment, recognizing a gain on sale of royalty interest of $191,654.

Selling costs associated with the transaction included $12,756 (US$10,000) paid to an arms-length party and $2,500 paid to the CFO of the Company.